SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2015 MW	Jun. 30, 2015 USD ($) MW	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2015 USD ($) MW	Dec. 31, 2013 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net loss		$ 20,328	$ 13,834	$ 33,634
Negative operating cash flows		20,631	152,865	121,689
Excess of current liabilities over current assets		543,172
Cash and cash equivalents		43,153	$ 58,127	99,848		$ 86,773
Short-term borrowings		653,627		654,675
Current portion of long-term debt		17,043		29,804
Outstanding convertible notes		$ 62,190		$ 94,600
Put option price, percentage of the principal amount of the convertible senior notes plus any accrued and unpaid interest		100.00%
Amount of roll-over in short-term loans		$ 285,700
Sales agreements executed in connection with the transfer | MW		13.5
Utilities scale projects completed | MW		6.4
Sales of project assets		$ 12,400
Deferred project costs		20,874
Deferred project revenue		26,054
SUBSEQUENT EVENTS
Unused lines of credit		$ 110,695		$ 106,884
Subsequent Event [Member]
SUBSEQUENT EVENTS
Unused lines of credit					$ 110,700
Unused lines of credit related to trade financing					$ 61,700
Utilities scale projects completed as of July 31, 2015 | MW					51.1
Utilities scale projects sold in August 2015 | MW	34.6